Discontinued Operations - Schedule of discontinued operations in the consolidated statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Revenue, net	$ 1,269	$ 1,080
Operating expenses:
Cost of sales	7,009	2,445
Research and development	687	476
Selling, general and administrative	9,406	22,385
Amortization of intangible assets	1,997	2,576
Change in contingent consideration valuation	(2,761)	(33,312)
Loss on impairment of property and equipment	4,157
Loss on impairment of intangible asset	19,681
Total operating expenses	40,176	(5,430)
Operating (loss) income from discontinued operation	(38,907)	6,510
Other expense:
Other expense, net	316	(25)
Net income (loss) from discontinued operation	$ (38,591)	$ 6,485